UNITED STATES
                 SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C. 20549

                             Form 13F

                        Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 31 MARCH 2004

Check here if Amendment [ ];        Amendment Number:
This Amendment (Check only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      ValueAct Capital (VA Partners, LLC)
           -----------------------------------------------------
           One Maritime Plaza, Suite 1400
           -----------------------------------------------------
           San Francisco, CA  94111
           -----------------------------------------------------

Form 13F File Number: 28-10080

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       George F. Hamel, Jr.
Title:      Partner
Phone:      415-362-3700

Signature, Place, and Date of Signing:

/s/ George F. Hamel, Jr.   San Francisco, CA       May 13, 2004
------------------         -----------------     ----------------
[Signature]                  [City, State]            [Date]

Report Type:
[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

                    Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
                                             ---------------
Form 13F Information Table Entry Total:       18
                                             ---------------
Form 13F Information Table Value Total:       $1,042,828
                                              --------------
                                              (thousands)

List of Other Included Managers:

NONE

VA Partners, LLC


                                      FORM 13F INFORMATION TABLE                                                Voting Authority
                                                                                                             ----------------------
                                                      Value      Shares/     Sh/  Put/   Invstmt  Other
Name of Issuer            Title of Class  CUSIP     (x$1000)     Prn Amt     Prn  Call   Dscretn  Managers    Sole    Shared  None
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Acxiom Corp.                   COM       005125109   129,070    5,877,507     Sh           Sole      N/A     5,877,507
-----------------------------------------------------------------------------------------------------------------------------------
Biosite Diagnostics, Inc.      COM       090945106    15,109      472,600     Sh           Sole      N/A       472,600
-----------------------------------------------------------------------------------------------------------------------------------
Catalina Marketing Corp.       COM       148867104    88,765    4,577,900     Sh           Sole      N/A     4,577,900
-----------------------------------------------------------------------------------------------------------------------------------
EPIQ Systems, Inc.             COM       26882D109       880       54,000     Sh           Sole      N/A        54,000
-----------------------------------------------------------------------------------------------------------------------------------
First Health Group Corp        COM       320960107   105,427    4,822,822     Sh           Sole      N/A     4,822,822
-----------------------------------------------------------------------------------------------------------------------------------
Gartner Group, Inc.            COM       366651107    99,725    8,560,100     Sh           Sole      N/A     8,560,100
-----------------------------------------------------------------------------------------------------------------------------------
Gartner Group, Inc.            CL B      366651206    58,653    5,122,546     Sh           Sole      N/A     5,122,546
-----------------------------------------------------------------------------------------------------------------------------------
Insurance Auto Auctions, Inc.  COM       457875102    31,742    2,184,600     Sh           Sole      N/A     2,184,600
-----------------------------------------------------------------------------------------------------------------------------------
LeCroy Corp                    COM       52324W109    30,652    1,475,072     Sh           Sole      N/A     1,475,072
-----------------------------------------------------------------------------------------------------------------------------------
Lifeline Systems, Inc.         COM       532192101    47,979    2,525,200     Sh           Sole      N/A     2,525,200
-----------------------------------------------------------------------------------------------------------------------------------
Lincare Holdings, Inc.         COM       532791100    57,305    1,824,993     Sh           Sole      N/A     1,824,993
-----------------------------------------------------------------------------------------------------------------------------------
Lodgenet Entertainment Corp.   COM       540211109     9,358      492,532     Sh           Sole      N/A       492,532
-----------------------------------------------------------------------------------------------------------------------------------
Martha Stewart Living          COM       573083102    46,486    4,226,010     Sh           Sole      N/A     4,226,010
-----------------------------------------------------------------------------------------------------------------------------------
Mentor Corp                    COM       587188103   207,685    6,899,818     Sh           Sole      N/A     6,899,818
-----------------------------------------------------------------------------------------------------------------------------------
OneSource Information Svcs     COM       68272J106    30,477    3,707,697     Sh           Sole      N/A     3,707,697
-----------------------------------------------------------------------------------------------------------------------------------
Per-Se Technologies            COM       713569309    60,169    5,372,240     Sh           Sole      N/A     5,372,240
-----------------------------------------------------------------------------------------------------------------------------------
USI Holdings                   COM       90333H101     5,790      389,100     Sh           Sole      N/A       389,100
-----------------------------------------------------------------------------------------------------------------------------------
Vitalworks, Inc.               COM       928483106    17,556    4,656,655     Sh           Sole      N/A     4,656,655
-----------------------------------------------------------------------------------------------------------------------------------